Description of Business (Details) - item	1 Months Ended
	Apr. 30, 2013	Dec. 31, 2024
Description of Business
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation	4
Number of operating vessels		18